UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 39th Floor
          New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John T. Lykouretzos
Title:    Managing Member
Phone:    (646) 428-0900


Signature, Place and Date of Signing:


/s/John T. Lykouretzos             New York, New York        November 4, 2005
----------------------            ------------------        --------------------
     [Signature]                    [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      28

Form 13F Information Table Value Total: $383,753
                                       (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE




COLUMN 1                         COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                 TITLE                         VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS         CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION  MGRS    SOLE    SHARED  NONE
--------------                   --------         -----       -------- -------   --- ----   ----------  ----    ----    ------  ----
AMERICAN HOME MTG INVT CORP      COM              02660R107    1,212      40,000  SH  PUT   SOLE         NONE      40,000
AMERITRADE HLDG CORP NEW         COM              03074K100   13,495     533,517  SH        SOLE         NONE     533,517
BJS WHOLESALE CLUB INC           COM              05548J106    9,797     352,400  SH        SOLE         NONE     352,400
CANADIAN NAT RES LTD             COM              136385101   15,500     343,000  SH        SOLE         NONE     343,000
CARNIVAL CORP                    PAIRED CTF       143658300   10,996     220,000  SH        SOLE         NONE     220,000
CERTEGY INC                      COM              156880106   10,773     161,736  SH        SOLE         NONE     161,736
COUNTRYWIDE FINANCIAL CORP       COM              222372104   13,337     404,400  SH        SOLE         NONE     404,400
DELTA PETE CORP                  COM NEW          247907207   11,105     533,900  SH        SOLE         NONE     533,900
DOWNEY FINL CORP                 COM              261018105    3,654      60,000  SH        SOLE         NONE      60,000
DST SYS INC DEL                  COM              233326107   40,991     747,600  SH        SOLE         NONE     747,600
DUN & BRADSTREET CORP DEL NEW    COM              26483E100   15,888     241,200  SH        SOLE         NONE     241,200
EMBRAER-EMPRESA BRASILEIRA D     SP ADR PFD SHS   29081M102   24,125     625,000  SH        SOLE         NONE     625,000
FIDELITY NAT FINL INC            COM              316326107   13,596     305,400  SH        SOLE         NONE     305,400
FIRST ADVANTAGE CORP             CLA              31845F100    1,470      50,000  SH        SOLE         NONE      50,000
GOLDEN WEST FINL CORP DEL        COM              381317106   15,839     266,700  SH        SOLE         NONE     266,700
HUDSON CITY BANCORP              COM              443683107    7,438     625,000  SH        SOLE         NONE     625,000
INSTINET GROUP INC               COM              457750107    7,572   1,523,500  SH        SOLE         NONE   1,523,500
INTERNATIONAL GAME TECHNOLOG     COM              459902102    7,209     267,000  SH        SOLE         NONE     267,000
ITT EDUCATIONAL SERVICES INC     COM              45068B109   23,742     481,100  SH        SOLE         NONE     481,100
MEMC ELECTR MATLS INC            COM              552715104   10,832     475,300  SH        SOLE         NONE     475,300
NUVEEN INVTS INC                 CLA              67090F106   23,870     606,000  SH        SOLE         NONE     606,000
OM GROUP INC                     COM              670872100   10,327     513,000  SH        SOLE         NONE     513,000
PIONEER NAT RES CO               COM              723787107    9,891     180,100  SH        SOLE         NONE     180,100
REPUBLIC AWYS HLDGS, INC         COM              760276105    2,504     175,000  SH        SOLE         NONE     175,000
SEACOR HOLDINGS INC              COM              811904101    8,811     121,400  SH        SOLE         NONE     121,400
SUNTRUST BKS INC                 COM              867914103   21,613     311,200  SH        SOLE         NONE     311,200
TEMPLE INLAND INC                COM              879868107   28,620     700,600  SH        SOLE         NONE     700,600
TESCO CORP                       COM              88157K101   19,546   1,242,600  SH        SOLE         NONE   1,242,600
                                                             383,753




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